Share-Based Compensation - Summary of Company Recorded Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 3,529	$ 8,962
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	2,222	6,965
General and Administrative[Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 1,307	$ 1,997